Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 83,370	$ 80,318
Derivative liabilities	2,797
Principal	261,851	479,535
Debt repayments	480,282
Capital expenditure commitments	81,865
Employee future benefits	895
Other liabilities	737
2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	83,370
Derivative liabilities	1,909
Debt repayments	206,582
Capital expenditure commitments	81,865
Employee future benefits	179
Other liabilities	355
2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	888
Debt repayments	37,511
Capital expenditure commitments	0
Employee future benefits	179
Other liabilities	355
2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	26,385
Capital expenditure commitments	0
Employee future benefits	179
Other liabilities	27
2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	208,494
Capital expenditure commitments	0
Employee future benefits	179
Other liabilities	0
2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	1,310
Capital expenditure commitments	0
Employee future benefits	179
Other liabilities	0
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	192,287	395,822
Interest (estimated)	33,780
Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	9,979
Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	9,979
Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	9,979
Revolving credit facility: | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	3,843
Revolving credit facility: | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	43,061	57,242
Interest (estimated)	3,535
Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,967
Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,132
Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	379
Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	55
Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,799	13,071
Interest (estimated)	1,225
Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	623
Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	403
Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	170
Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	27
Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2
Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,973	10,816
Interest (estimated)	533
Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	261
Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	261
Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	11
Otjikoto Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Otjikoto Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	84
Lease liabilities | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	44
Lease liabilities | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	28
Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12
Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	200,000	$ 400,000
Principal | Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	200,000
Principal | Revolving credit facility: | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	43,966
Principal | Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	16,038
Principal | Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	16,038
Principal | Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	9,695
Principal | Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,082
Principal | Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	113
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,130
Principal | Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,558
Principal | Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,558
Principal | Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,120
Principal | Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	788
Principal | Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	106
Principal | Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	6,033
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	622
Principal | Otjikoto Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Otjikoto Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,332
Principal | Lease liabilities | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,981
Principal | Lease liabilities | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,732
Principal | Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,191
Principal | Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,520
Principal | Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	908
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	396,785
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	124,183
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	36,977
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	26,179
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	208,315
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 1,131